Other Assets - Schedule of Other Assets (Parenthetical) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Other Assets [Abstract]
Straight-line basis over the period	10 years
Amortization expenses	¥ 4,473	¥ 4,464